INTANGIBLE ASSETS - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 46
2025	35
2026	26
2027	19
2028	15
Thereafter	38
Total amortization expense	$ 179	$ 16